RIGHT OF USE ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2020	$242,967
Additions	447,242
Lease removal	(7,092)
Balance at December 31, 2021	$683,117
Additions	-
Balance at September 30, 2022	$683,117

Accumulated depreciation
Balance at December 31, 2020	$98,548
Charge for the year	109,311
Historical correction	7,152
Balance at December 31, 2021	$215,011
Charge for the period	92,520
Balance at September 30, 2022	$307,531

Net book value:
December 31, 2021	$468,106
September 30, 2022	$375,586